Trade and other receivables - Net (impairment losses) reversals (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net (impairments) reversals of trade and other receivables
Net (impairments) reversals of trade and other receivables	€ (11)	€ (168)	€ (249)
Trade and other receivables
Net (impairments) reversals of trade and other receivables
New provisions	(267)	(379)	(502)
Net credit losses	(117)	(57)	(98)
Reversals	373	268	351
Net (impairments) reversals of trade and other receivables	€ (11)	€ (168)	€ (249)